3. Loans, Allowance for Loan Losses and Credit Quality (Details 7)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of contracts	3	6
Recorded Investment	$ 147,787	$ 506,145
Commercial Real Estate
Number of contracts		1
Recorded Investment		$ 149,514
Residential real estate - 1st lien
Number of contracts	2	4
Recorded Investment	$ 93,230	$ 286,803
Residential Real Estate Jr Lien
Number of contracts	1	1
Recorded Investment	$ 54,557	$ 69,828